Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	27.6	$ 25.6
Items generating unrecognized tax benefits	25.1	23.2
Interest and related penalties	2.4	$ 2.4
Earliest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2009
Latest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2014